FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06622

Nuveen Select Tax-Free Income Portfolio 2

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: March 31

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record

===================== NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2 ================

UNITED CONTINENTAL HOLDINGS, INC.

Ticker:       UAL            Security ID:  910047109
Meeting Date: JUN 08, 2011   Meeting Type: Annual
Record Date:  APR 11, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Kirbyjon H. Caldwell     For       For          Management
1.2   Elect Director Carolyn Corvi            For       For          Management
1.3   Elect Director W. James Farrell         For       For          Management
1.4   Elect Director Jane C. Garvey           For       For          Management
1.5   Elect Director Walter Isaacson          For       For          Management
1.6   Elect Director Henry L. Meyer III       For       For          Management
1.7   Elect Director Oscar Munoz              For       For          Management
1.8   Elect Director James J. O'Connor        For       For          Management
1.9   Elect Director Laurence E. Simmons      For       For          Management
1.10  Elect Director Jeffery A. Smisek        For       For          Management
1.11  Elect Director Glenn F. Tilton          For       For          Management
1.12  Elect Director David J. Vitale          For       For          Management
1.13  Elect Director John H. Walker           For       For          Management
1.14  Elect Director Charles A. Yamarone      For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Select Tax-Free Income Portfolio 2

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 26, 2011